Convertible Note Payable - Schedule of Convertible Note Payable (Details) - Convertible Notes Payable [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Note Payable [Line Items]
Principal amount	$ 2,556,777	$ 2,556,777	$ 2,400,000
Less: unamortized debt issuance costs	(33,584)	(93,425)	(183,840)
Less: unamortized debt discount	(125,665)	(349,579)	(291,014)
Convertible note payable, net	$ 2,397,528	$ 2,113,773	$ 1,925,146